UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-04604

CREDIT SUISSE CAPITAL FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 875-3500

Date of fiscal year-end:	October 31st

Date of reporting period:	May 1, 2006 to July 31, 2006

Item 1:   Schedule of Investments

Credit Suisse Small Cap Value Fund

Schedule of Investments

July 31, 2006 (unaudited)

	Number of Shares	Value

COMMON STOCKS (95.2%)

Aerospace & Defense (0.6%)
DRS Technologies, Inc.§	42,600	$1,971,954

Agriculture (1.7%)
Delta and Pine Land Co.§	169,700	5,805,437

Auto Components (3.7%)
Accuride Corp.*§	560,500	6,165,500
American Axle & Manufacturing Holdings, Inc.§	336,200	5,506,956
Proliance International, Inc.*§	308,398	1,347,700
		13,020,156

Banks (12.9%)
Alabama National Bancorp.	83,900	5,684,225
Cadence Financial Corp.§	145,300	3,045,488
First Midwest Bancorp, Inc.	104,300	3,723,510
Independent Bank Corp./MA	130,100	4,411,691
NewAlliance Bancshares, Inc.§	300,100	4,234,411
Prosperity Bancshares, Inc.§	193,000	6,787,810
Provident Financial Services, Inc.	313,600	5,657,344
South Financial Group, Inc.§	206,000	5,566,120
SVB Financial Group*§	38,400	1,721,088
Webster Financial Corp.	94,700	4,466,052
		45,297,739

Building Products (0.9%)
PGT, Inc.*§	198,500	3,126,375

Chemicals (1.0%)
Chemtura Corp.§	402,400	3,464,664

Commercial Services & Supplies (5.8%)
Banta Corp.	141,400	4,995,662
Coinmach Service Corp. Class A	375,200	3,736,992
Viad Corp.	162,400	5,274,752
Watson Wyatt Worldwide, Inc. Class A§	191,200	6,301,952
		20,309,358

Construction & Engineering (1.1%)
EMCOR Group, Inc.*§	72,900	3,755,808

Containers & Packaging (3.3%)
Crown Holdings, Inc.*	466,100	7,765,226
Greif, Inc. Class A	56,800	3,931,128
		11,696,354

Distributor (0.8%)
Core-Mark Holding Company, Inc.*§	74,200	2,651,908

Diversified Financials (4.4%)
Apollo Investment Corp.§	232,900	4,490,312
Assured Guaranty, Ltd.	230,100	5,867,550
National Financial Partners Corp.§	114,300	5,148,072
Patriot Capital Funding, Inc.§	1,038	11,854
		15,517,788

Diversified Telecommunication Services (2.0%)
Eschelon Telecom, Inc.*	221,800	3,213,882
General Communication, Inc. Class A*§	329,582	3,931,913
		7,145,795

	Number of Shares	Value

COMMON STOCKS

Electric Utilities (1.4%)
Empire District Electric Co.§	211,000	$4,698,970

Electrical Equipment (2.7%)
Brady Corp.	174,900	5,904,624
C&D Technologies, Inc.§	481,400	3,417,940
		9,322,564

Electronic Equipment & Instruments (4.7%)
Electro Scientific Industries, Inc.*	166,700	2,930,586
Roper Industries, Inc.	84,100	3,801,320
Varian, Inc.*	141,400	6,360,172
Woodhead Industries, Inc.	176,600	3,380,124
		16,472,202

Food & Drug Retailing (1.9%)
Ruddick Corp.§	272,000	6,658,560

Gas Utilities (4.0%)
Geomet, Inc.*	159,900	1,758,900
Petrohawk Energy Corp.*§	326,535	3,826,990
South Jersey Industries, Inc.§	172,200	5,109,174
WGL Holdings, Inc.§	111,100	3,336,333
		14,031,397

Healthcare Providers & Services (3.3%)
LifePoint Hospitals, Inc.*	226,300	7,624,047
Service Corp. International	533,600	4,007,336
		11,631,383

Hotels, Restaurants & Leisure (2.3%)
Landry’s Restaurants, Inc.§	201,500	5,700,435
Marcus Corp.§	120,000	2,368,800
		8,069,235

Household Durables (0.8%)
WCI Communities, Inc.*§	176,400	2,771,244

Industrial Conglomerates (2.0%)
Carlisle Companies, Inc.	87,000	6,950,430

Insurance (4.9%)
Argonaut Group, Inc.*§	153,700	4,481,892
Hanover Insurance Group, Inc.	121,400	5,618,392
ProAssurance Corp.*	37,800	1,879,038
United Fire & Casualty Co.	178,000	5,315,080
		17,294,402

Internet Software & Services (1.8%)
NETGEAR, Inc.*§	324,900	6,286,815

IT Consulting & Services (0.3%)
CACI International, Inc. Class A*	20,300	1,143,905

Leisure Equipment & Products (0.7%)
Smith & Wesson Holding Corp.*§	279,100	2,294,202

Machinery (3.6%)
Albany International Corp. Class A§	182,500	6,557,225
Briggs & Stratton Corp.§	49,500	1,267,200
ESCO Technologies, Inc.*§	89,500	4,715,755
		12,540,180

Media (2.6%)
Harte-Hanks, Inc.	180,900	4,412,151

	Number of Shares	Value

COMMON STOCKS

Media
Salem Communications Corp. Class A§	392,000	$4,754,960
		9,167,111

Metals & Mining (0.7%)
James River Coal Co.*§	119,300	2,593,582

Multiline Retail (0.8%)
Bon-Ton Stores, Inc.§	116,700	2,878,989

Oil & Gas (8.2%)
Comstock Resources, Inc.*	169,500	4,986,690
Denbury Resources, Inc.*	143,400	4,971,678
EXCO Resources, Inc.*	385,000	4,974,200
Forest Oil Corp.*	94,200	3,156,642
Mariner Energy, Inc.*§	193,736	3,489,185
Range Resources Corp.§	131,050	3,683,816
Valero GP Holdings LLC*	156,600	3,420,144
		28,682,355

Real Estate (5.1%)
Affordable Residential Communities*§	205,200	2,222,316
Annaly Capital Management, Inc.§	567,900	7,274,799
DiamondRock Hospitality Co.	287,900	4,626,553
Eagle Hospitality Properties Trust, Inc.	398,500	3,678,155
		17,801,823

Road & Rail (2.1%)
Florida East Coast Industries, Inc.§	67,800	3,175,752
Laidlaw International, Inc.	156,200	4,139,300
		7,315,052

Textiles & Apparel (2.6%)
Hartmarx Corp.*§	300,500	1,881,130
Warnaco Group, Inc.*§	404,300	7,200,583
		9,081,713

Water Utilities (0.5%)
SJW Corp.§	68,900	1,812,759
TOTAL COMMON STOCKS (Cost $273,224,437)		333,262,209

SHORT-TERM INVESTMENTS (25.8%)
State Street Navigator Prime Portfolio§§	76,568,944	76,568,944

	Par
	(000)

State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 8/01/06	$13,516	13,516,000
TOTAL SHORT-TERM INVESTMENTS (Cost $90,084,944)		90,084,944

TOTAL INVESTMENTS AT VALUE (121.0%) (Cost $363,309,381)		423,347,153

LIABILITIES IN EXCESS OF OTHER ASSETS (-21.0%)		(73,347,014)

NET ASSETS (100.0%)		$350,000,139

*                 Non-income producing security.

§                 Security or portion thereof is out on loan.

§§          Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At July 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $363,309,381, $69,783,831, $(9,746,059) and $60,037,772, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Credit Suisse Large Cap Value Fund

Schedule of Investments

July 31, 2006 (unaudited)

	Number of Shares	Value

COMMON STOCKS (99.3%)
Aerospace & Defense (6.7%)
Goodrich Corp.	78,800	$3,181,156
L-3 Communications Holdings, Inc.	72,200	5,317,530
Precision Castparts Corp.	72,400	4,318,660
United Technologies Corp.	145,200	9,029,988
		21,847,334

Banks (12.4%)
Bank of America Corp.	289,349	14,910,154
Bank of New York Company, Inc.	22,100	742,781
Hudson City Bancorp, Inc.§	349,679	4,535,337
Mercantile Bankshares Corp.	118,800	4,224,528
U.S. Bancorp	151,500	4,848,000
Wells Fargo & Co.	152,900	11,060,786
		40,321,586

Beverages (1.1%)
Coca-Cola Co.	83,600	3,720,200

Building Products (1.6%)
American Standard Companies, Inc.	131,900	5,095,297

Chemicals (1.3%)
Dow Chemical Co.	120,400	4,163,432

Communications Equipment (1.8%)
Cisco Systems, Inc.*	89,800	1,602,930
Motorola, Inc.	185,800	4,228,808
		5,831,738

Computers & Peripherals (2.2%)
International Business Machines Corp.	93,600	7,245,576

Containers & Packaging (1.0%)
Crown Holdings, Inc.*	206,200	3,435,292

Diversified Financials (12.4%)
American Express Co.	64,000	3,331,840
Capital One Financial Corp.	67,000	5,182,450
Citigroup, Inc.	199,100	9,618,521
Freddie Mac	52,200	3,020,292
Goldman Sachs Group, Inc.	11,300	1,726,075
JPMorgan Chase & Co.	126,900	5,789,178
Lehman Brothers Holdings, Inc.	76,100	4,942,695
Morgan Stanley	99,400	6,610,100
		40,221,151

Diversified Telecommunication Services (6.1%)
ALLTEL Corp.	18,000	993,060
AT&T, Inc.	265,100	7,950,349
Sprint Nextel Corp.	185,400	3,670,920
Verizon Communications, Inc.	98,700	3,338,034
Windstream Corp.*	313,710	3,930,786
		19,883,149

Electric Utilities (4.8%)
Edison International	78,500	3,248,330
Exelon Corp.	105,500	6,108,450
PPL Corp.	159,200	5,415,984
TXU Corp.	14,000	899,220
		15,671,984

	Number of Shares	Value

COMMON STOCKS
Electrical Equipment (1.2%)
Emerson Electric Co.	49,200	$3,882,864

Energy Equipment & Services (1.4%)
Halliburton Co.	134,700	4,493,592

Food & Drug Retailing (1.5%)
CVS Corp.	147,600	4,829,472

Healthcare Providers & Services (0.7%)
Aetna, Inc.	68,700	2,163,363

Hotels, Restaurants & Leisure (0.5%)
Carnival Corp.§	39,800	1,550,608

Household Products (1.3%)
Procter & Gamble Co.	75,800	4,259,960

Industrial Conglomerates (2.6%)
General Electric Co.	259,300	8,476,517

Insurance (4.1%)
Hartford Financial Services Group, Inc.	86,600	7,347,144
St. Paul Travelers Companies, Inc.	128,300	5,876,140
		13,223,284

IT Consulting & Services (1.5%)
First Data Corp.	117,200	4,787,620

Multiline Retail (0.5%)
Kohl’s Corp.*	28,500	1,613,955

Oil & Gas (12.3%)
Chevron Corp.	189,300	12,452,154
ConocoPhillips	65,200	4,475,328
Exxon Mobil Corp.	236,800	16,040,832
Newfield Exploration Co.*	87,500	4,058,250
Noble Energy, Inc.	62,200	3,147,942
		40,174,506

Paper & Forest Products (1.0%)
International Paper Co.	97,500	3,347,175

Personal Products (1.1%)
Alberto-Culver Co.	73,200	3,567,768

Pharmaceuticals (8.7%)
Abbott Laboratories	100,800	4,815,216
Johnson & Johnson	136,500	8,538,075
Pfizer, Inc.	416,300	10,819,637
Wyeth	87,100	4,221,737
		28,394,665

Real Estate (1.8%)
Annaly Capital Management, Inc.§	283,900	3,636,759
Liberty Property Trust	51,200	2,398,720
		6,035,479

Semiconductor Equipment & Products (0.7%)
Applied Materials, Inc.	143,500	2,258,690

Software (0.7%)
Microsoft Corp.	92,600	2,225,178

Specialty Retail (4.2%)
Abercrombie & Fitch Co. Class A	71,300	3,776,048
Home Depot, Inc.	159,300	5,529,303

	Number of Shares	Value

COMMON STOCKS
Specialty Retail
Gap, Inc.	96,200	$1,669,070
Office Depot, Inc.*	71,000	2,559,550
		13,533,971

Tobacco (2.1%)
Altria Group, Inc.	85,200	6,813,444

TOTAL COMMON STOCKS (Cost $267,815,358)		323,068,850

SHORT-TERM INVESTMENTS (3.3%)
State Street Navigator Prime Portfolio§§	5,258,647	5,258,647

	Par (000)

State Street Bank and Trust Co. Euro Time Deposit, 4.100%, 8/01/06	$5,680	5,680,000

TOTAL SHORT-TERM INVESTMENTS (Cost $10,938,647)		10,938,647

TOTAL INVESTMENTS AT VALUE (102.6%) (Cost $278,754,005)		334,007,497

LIABILITIES IN EXCESS OF OTHER ASSETS (-2.6%)		(8,595,030)

NET ASSETS (100.0%)		$325,412,467

*                 Non-income producing security.

§                 Security or portion thereof is out on loan.

§§          Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At July 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $278,754,005, $59,666,562, $(4,413,070) and $55,253,492, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE CAPITAL FUNDS

/s/ Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven Plump
Name:	Steven Plump
Title:	Chief Executive Officer
Date:	September 28, 2006

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 28, 2006